Leases - Summary of Lease Costs (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Lease Cost [Line Items]
Operating lease costs	$ 653	$ 715
Short term lease costs	18	31
Variable lease costs	55	20
Total lease cost	726	766
Research and development expenses
Lease Cost [Line Items]
Total lease cost	29	116
Sales and marketing expenses
Lease Cost [Line Items]
Total lease cost	3	7
General and administrative expenses
Lease Cost [Line Items]
Total lease cost	$ 694	$ 643